                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2000
                                              ---------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    W.G. Spears, Grisanti & Brown LLC
          ---------------------------------------------
 Address: 45 Rockefeller Plaza
          ---------------------------------------------
          33rd Floor
          ---------------------------------------------
          New York, New York 10111
          ---------------------------------------------

 Form 13F File Number:  28- 05455
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Christopher C. Grisanti
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   (212) 903-1200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Christopher C. Grisanti         New York, New York      October 19, 2000
 ---------------------------- -----------------------------  ----------------
 [Signature]                           [City, State]         [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:               0
                                         -------------------
 Form 13F Information Table Entry Total:        120
                                         -------------------
 Form 13F Information Table Value Total: $  458,222
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     None      28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

W.G. SPEARS, GRISANTI & BROWN LLC
FORM 13F INFORMATION TABLE

For the Quarter Ended September 30, 2000

COLUMN 1                       COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7   COLUMN 8
--------                       --------     --------  --------   --------         --------   --------   --------
                                                       VALUE               PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP    (x$1,000)    SHRS    CALL  DISCRETION  MANAGERS     SOLE     SHARED    NONE
--------------               --------------  -----    ---------    ----    ----  ----------  --------     ----     ------    ----
ACE LTD                         COMMON     G0070K103   24,577    626,178            SOLE                 123,975  482,503   19,700
ADVANCED ENVIRONMENTAL REC      COMMON     007947104     14       10,889            SOLE                    -      10,889      -
AGILENT TECHNOLOGIES INC.       COMMON     00846U101    217       4,433             SOLE                  4,433       -        -
AGRIBRANDS INTERNATIONAL I      COMMON     00849R105    305       7,000             SOLE                  7,000       -        -
ALCOA INC                       COMMON     013817101   10,907    430,900            SOLE                 126,500  289,000   15,400
AMB PROPERTIES                  COMMON     00163T109    614       25,000            SOLE                 25,000       -        -
AMERADA HESS CORP               COMMON     023551104    208       3,100             SOLE                  3,100       -        -
AMEREN CORP                     COMMON     023608102    230       5,500             SOLE                    -      5,500       -
AMERICAN ELECTRIC POWER CO      COMMON     025537101    383       9,796             SOLE                  1,034    8,762       -
AMERICAN HOME PRODS CORP        COMMON     026609107   14,841    262,387            SOLE                 53,575   200,512   8,300
AMERICAN INTL GROUP INC         COMMON     026874107   18,289    191,131            SOLE                 32,748   153,744   4,639
AMGEN INC                       COMMON     031162100   4,888      70,000            SOLE                  1,600    68,400      -
AMR CORP                        COMMON     001765106   9,507     290,830            SOLE                 76,530   202,600   11,700
AMSOUTH BANCORPORATION          COMMON     032165102   1,787     142,968            SOLE                  2,000   140,968      -
ANHEUSER-BUSCH CO. INC          COMMON     035229103    305       7,200             SOLE                  4,400    2,800       -
ARCHSTONE COMMUNITIES TRUS      COMMON     039581103    808       32,883            SOLE                  1,800    31,083      -
ASSOCIATES FIRST CAP CORP       COMMON     046008108   5,838     153,626            SOLE                 83,301    51,125   19,200
AT&T CORP.                      COMMON     001957109   14,025    477,459            SOLE                 127,713  332,046   17,700
AUTO TOTE CORPORATION           COMMON     053323101    158       40,000            SOLE                    -      40,000      -
AUTOMATIC DATA PROCESSING       COMMON     053015103    312       4,664             SOLE                  4,664       -        -
AVATAR HOLDINGS INC             COMMON     053494100   3,124     162,283            SOLE                  5,190   157,093      -
AVNET INC                       COMMON     053807103    575       20,280            SOLE                    -      20,280      -
BANK OF AMERICA CORP            COMMON     060505104    401       7,664             SOLE                    -      7,664       -
BANK OF NEW YORK INC            COMMON     064057102   3,020      53,866            SOLE                   720     53,146      -
BEAZER HOME                     COMMON     07556Q105    622       22,843            SOLE                  1,600    21,243      -
BELO (A.H.) CORP -COM SER       COMMON     080555105   8,933     484,504            SOLE                 137,302  347,202      -
BERKSHIRE HATHAWAY CLASS B      COMMON     084670207    685        331              SOLE                    8       323        -
BIO CHEM PHARMACEUTICAL         COMMON     09058T108   2,858     130,300            SOLE                    -     130,300      -
BIOGEN INC                      COMMON     090597105   1,284      21,053            SOLE                   665     20,388      -
BOEING CO.                      COMMON     097023105   1,025      16,266            SOLE                    -      16,266      -
BP AMOCO PLC SPONS ADR          COMMON     055622104   1,887      35,596            SOLE                  8,550    27,046      -
C.I.T. GROUP INC-A              COMMON     125577106   19,713   1,126,435           SOLE                 420,508  659,027   46,900
CENTEX CORP.                    COMMON     152312104   16,095    501,000            SOLE                 116,800  367,300   16,900
CHASE MANHATTAN CORP NEW        COMMON     16161A108   3,978      86,126            SOLE                 22,675    63,451      -
CHUBB CORP                      COMMON     171232101   5,074      64,130            SOLE                 17,050    47,080      -
CITIGROUP INC                   COMMON     172967101    937       17,328            SOLE                  4,992    12,336      -
COCA COLA CO                    COMMON     191216100    234       4,252             SOLE                   672     3,580       -
COMDISCO INC.                   COMMON     200336105    194       10,200            SOLE                 10,200       -        -
CONOCO INC CL - B               COMMON     208251405   2,831     105,093            SOLE                 10,000    95,093      -
COUSINS PROPERTIES              COMMON     222795106   2,106      48,900            SOLE                    -      31,300   17,600
COX COMMUNICATIONS  INC NE      COMMON     224044107    319       8,328             SOLE                    -      8,328       -
DELPHI AUTOMOTIVE SYSTEMS       COMMON     247126105   9,465     625,796            SOLE                 144,085  481,711      -
DOMINION RESOURCES INC VA       COMMON     25746U109    327       5,640             SOLE                    -      5,640       -
DU PONT E I DE NEMOURS & C      COMMON     263534109   1,020      24,617            SOLE                    -      24,617      -

ELECTRONIC DATA SYSTEMS CO      COMMON     285661104   11,251    271,100            SOLE                 69,500   201,600      -
EVEREST REINSURANCE GROUP       COMMON     G3223R108   4,490      90,700            SOLE                 18,600    72,100      -
EXXON MOBIL CORPORATION         COMMON     30231G102   1,119      12,552            SOLE                  2,512    10,040      -
FEDERAL NATL MORTGAGE ASSN      COMMON     313586109   1,558      21,790            SOLE                 11,710    10,080      -
FIDELITY HOLDINGS INC           COMMON     31617J108     29       25,953            SOLE                    -      25,953      -
FIRST UNION CORP                COMMON     337358105    751       23,347            SOLE                 21,867    1,480       -
FLEXPOINT SENSOR SYSTEMS        COMMON     33938W107     8        30,000            SOLE                    -      30,000      -
GANNETT CO                      COMMON     364730101   4,420      83,400            SOLE                    -      83,400      -
GEN MOTORS CL H / HUGHES E      COMMON     370442832   3,097      83,297            SOLE                 33,196    36,601   13,500
GENERAL ELECTRIC CO             COMMON     369604103   1,625      28,170            SOLE                 19,770    8,400       -
GENERAL MTRS CORP               COMMON     370442105   8,953     137,740            SOLE                 25,070   112,670      -
GILEAD SCIENCES INC             COMMON     375558103    299       2,723             SOLE                    -      2,723       -
GOODYEAR TIRE & RUBBER CO.      COMMON     382550101   1,377      76,500            SOLE                 41,900    21,000   13,600
GULF CANADA RES LTD ORD         COMMON     40218L305   11,578   2,154,100           SOLE                 503,800  1,610,300 40,000
HEWLETT PACKARD CO              COMMON     428236103   1,128      11,627            SOLE                 11,627       -        -
HOUSEHOLD INTL                  COMMON     441815107    953       16,825            SOLE                 16,825       -        -
INTEL CORP                      COMMON     458140100   6,750     162,412            SOLE                 59,800    91,012   11,600
INTERPUBLIC GROUP COS INC       COMMON     460690100    294       8,640             SOLE                  8,640       -        -
INTERSTATE BAKERIES             COMMON     46072H108    146       10,000            SOLE                    -      10,000      -
INTL BUSINESS MACHINES COR      COMMON     459200101   1,338      11,889            SOLE                   400     11,489      -
JOHNSON & JOHNSON               COMMON     047816010   1,905      20,276            SOLE                 17,716    2,560       -
KEYCORP  ( CHASE )              COMMON     49326710K   6,328     250,000            SOLE                    -     250,000      -
KEYCORP NEW                     COMMON     493267108   11,613    458,782            SOLE                    -     458,782      -
LENNAR CORP.                    COMMON     526057104   7,733     260,475            SOLE                 53,086   207,389      -
MARKEL CORP                     COMMON     570535104    349       2,303             SOLE                  2,303       -        -
MERCK & CO INC                  COMMON     589331107   2,919      39,214            SOLE                 38,614     600        -
MGIC INVESTMENT                 COMMON     552848103   4,829      79,000            SOLE                 35,800    33,300   9,900
MICROSOFT CORP                  COMMON     594918104   2,563      42,501            SOLE                 20,900    16,601   5,000
MORGAN J P & CO INC             COMMON     616880100   2,157      13,200            SOLE                    -      13,200      -
MOTOROLA INC                    COMMON     620076109    212       7,500             SOLE                  7,500       -        -
MUTUAL RISK MANAGEMENT LTD      COMMON     628351108   7,332     334,203            SOLE                 120,603  213,600      -
NAVISTAR INTL                   COMMON     63934E108   13,890    463,950            SOLE                 195,100  252,250   16,600
NCR CORP NEW                    COMMON     62886E108   9,551     252,600            SOLE                 90,400   150,200   12,000
NESTLE SA SPONSORED ADR RE      COMMON     641069406    417       4,000             SOLE                  4,000       -        -
NEW HORIZONS WORLDWIDE INC      COMMON     645526104   1,138      94,800            SOLE                 33,400    61,400      -
PACTIV CORP.                    COMMON     695257105   3,395     303,500            SOLE                 121,500  133,100   48,900
PARTNER RE LTD                  COMMON     G6852T105   21,384    450,783            SOLE                 70,564   374,019   6,200
PEPSIAMERICAS INC               COMMON     71343P101    210       60,000            SOLE                    -      60,000      -
PEPSICO INC                     COMMON     713448108    299       6,500             SOLE                  6,500       -        -
PHARMACIA CORPORATION           COMMON     71713U102    406       6,750             SOLE                  6,750       -        -
PHILIP MORRIS COS INC           COMMON     718154107   4,672     158,722            SOLE                  8,500   150,222      -
POLAROID                        COMMON     731095105    942       70,101            SOLE                  9,100    61,001      -
PROLOGIS                        COMMON     743410102    494       20,800            SOLE                    -      20,800      -
RENAISSANCERE HOLDINGS LTD      COMMON     G7496G103   1,529      23,909            SOLE                   400     23,509      -
ROBOTIC VISION SYSTEMS          COMMON     771074101     90       15,000            SOLE                    -      15,000      -
SABRE HOLDINGS CORP             COMMON     785905100    686       23,716            SOLE                 23,128     588        -
SARA LEE CORP                   COMMON     803111103    284       14,000            SOLE                 14,000       -        -
SBC COMMUNICATIONS  INC         COMMON     78387G103   1,364      27,277            SOLE                  9,278    17,999      -
SCHERING PLOUGH CORP            COMMON     806605101   4,799     103,200            SOLE                 36,100    57,600   9,500
SMARTSERVE ON LINE INC          COMMON     83169M203    712       19,919            SOLE                    -      19,919      -
SMITHKLINE BEECHAM SPONS A      COMMON     832378301   7,787     113,469            SOLE                   617    112,852      -
SOLECTRON CORP                  COMMON     834182107    369       8,000             SOLE                  8,000       -        -
SOUTHERN UNION COMPANY          COMMON     844030106   6,295     317,724            SOLE                 66,905   250,819      -

SPRINT CORP                     COMMON     852061100   12,481    425,800            SOLE                 132,800  282,400   10,600
STRAYER EDUCATION INC.          COMMON     863236105    564       25,800            SOLE                  9,800    16,000      -
STRYKER CORP                    COMMON     863667101    909       21,180            SOLE                 21,180       -        -
SUNTRUST BANKS INC              COMMON     867914103    842       16,900            SOLE                 10,700    6,200       -
SYNOPSYS INC.                   COMMON     871607107    379       10,000            SOLE                    -      10,000      -
TEEKAY SHIPPING CORPORATIO      COMMON     Y8564W103   5,651     120,400            SOLE                 49,550    52,250   18,600
TENNECO AUTOMOTIVE INC          COMMON     880349105   2,349     452,800            SOLE                 185,100  223,800   43,900
TEXACO INC                      COMMON     881694103   9,519     181,309            SOLE                 20,609   160,700      -
TIME WARNER INC                 COMMON     887315109   1,417      18,104            SOLE                 16,104    2,000       -
UNITED HEALTHCARE CORP          COMMON     910581108    346       3,500             SOLE                    -      3,500       -
UNITEDHEALTH GROUP INC          COMMON     91324P102   2,211      22,388            SOLE                  7,020    15,368      -
UNOCAL CORP                     COMMON     915289102   2,683      75,700            SOLE                  1,000    74,700      -
USX-MARATHON GROUP NEW          COMMON     902905827   1,512      53,300            SOLE                    -      53,300      -
VERIZON COMMUNICATIONS          COMMON     92343V104    765       15,792            SOLE                  6,156    9,636       -
VISTEON CORP.                   COMMON     92839U107   5,220     345,130            SOLE                 86,200   258,930      -
WACHOVIA CORP                   COMMON     929771103    266       4,700             SOLE                    -      4,700       -
WASHINGTON MUTUAL INC           COMMON     939322103   4,571     114,817            SOLE                 28,504    68,613   17,700
WASHINGTON POST CO CL B         COMMON     939640108   4,955      9,387             SOLE                    -      9,387       -
WEBB (DEL) CORP.                COMMON     947423109    688       24,800            SOLE                    -      24,800      -
WESTFIELD AMERICA               COMMON     959910100    308       22,396            SOLE                    -      22,396      -
WMS INDUSTRIES INC.             COMMON     929297109   2,081      92,500            SOLE                 10,100    82,400      -
WORLDCOM INC                    COMMON     98157D106   13,344    439,320            SOLE                 143,720  295,600      -
XL CAPITAL LTD                  COMMON     G98255105    423       5,750             SOLE                  2,800    2,950       -